Income Taxes	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 - INCOME TAXES

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statement and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

On December 22, 2017, the United States signed into law the Tax Cuts and Jobs Act (the "Act"), a tax reform bill which, among other items, reduces the current federal income tax rate to 21% from 34%. The rate reduction is effective for the Company on October 1, 2018, and is permanent.

The Act has caused the Company's deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 ("SAB 118"), as of September 30, 2018, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. Since the Company has provided a full valuation allowance against its deferred tax assets, the revaluation of the deferred tax assets did not have a material impact on any period presented. The ultimate impact of the Act may differ from these estimates due to the Company's continued analysis or further regulatory guidance that may be issued as a result of the Act.

As of September 30, 2019, the Company has net operating loss carryforwards of approximately $18,664,091 to reduce future taxable income. Of the $18,664,091, $15,789,653, can be used through 2038, and $2,874,438 may be carried forward indefinitely. A valuation allowance for the entire amount of deferred tax assets has been established as of September 30, 2019 and 2018.

The provision for (benefit from) income taxes consists of the following:

	Year Ended September 30, 2019	Year Ended September 30, 2018
Current
Federal	$-	$-
State	-	-
	-	50
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$-

A reconciliation of the provision for income taxes at the federal statutory rates of 21% to the Company's provision for income tax is as follows:

	Year Ended September 30, 2019	Year Ended September 30, 2018
U.S. Federal (tax benefit) provision at statutory rate	$(1,494,183)	$(2,021,203)
State (tax benefit) income taxes, net of federal benefit	(601,231)	(473,129)
Permanent differences	1,017,899	61,491
True up	(575,537)
Change in Federal tax rate	-	2,499,867
Changes in valuation allowance	1,653,052	(67,026)
Total	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company's deferred tax assets and liabilities for the periods presented:

	September 30, 2019	September 30, 2018
Deferred Tax Assets
Stock-based compensation	$1,415,118	$760,339
Net operating losses	5,496,575	4,650,053
Other	-	-
Total deferred tax assets	6,911,693	5,410,392
Valuation allowance	(6,911,693)	(5,258,641)
Net deferred tax assets	-	151,751

Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase	-	(151,751)
Total deferred tax liabilities	-	(151,751)
Net deferred tax	$-	$-

The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. can be realized as of September 30, 2019 and 2018, accordingly, the Company has recorded a full valuation allowance on its U.S. deferred tax assets.

The Company files income tax returns in the United States on federal basis and various states. The Company is not currently under any international or any United States federal, state and local income tax examinations for any taxable years. All of the Company's net operating losses are subject to tax authority adjustment upon examination.